497(e)
                                                                  333-31131

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 14, 2010 TO THE CURRENT PROSPECTUS FOR


o Income Manager(R) Accumulator(R)      o Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA        o Accumulator(R) Select(SM)
o Accumulator(R) (IRA, NQ, QP)          o The Accumulator(R) Series
o Accumulator(R)                        o Retirement Cornerstone(SM) Series
o Accumulator(R) Plus(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


CHANGE TO PORTFOLIO OF EQ ADVISORS TRUST

PORTFOLIO SUB-ADVISER CHANGE

Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. as the Sub-Adviser to the EQ/Van Kampen Comstock Portfolio.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Accumulator(R) Elite(SM), Accumulator(R) Plus(SM) and Accumulator(R) Select(SM)
             are issued by and are service marks of AXA Equitable.
    Retirement Cornerstone(SM) Series is issued by and is a service mark of
                                 AXA Equitable.
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

IM-10-20 (6/10)                                                    145346 (6/10)
IF Supp, '02/'04, '06/'06.5, '07/'07.5, 8.0, 9.0, RC NB/IF (SAR)          x03214